Schedule of Revenue By Geographical Region (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting [Line Items]
Total revenue	$ 2,946,741	$ 2,738,303
Western Europe [Member]
Segment Reporting [Line Items]
Total revenue	1,009,189	759,974
Central Eastern and Southern Europe [Member]
Segment Reporting [Line Items]
Total revenue	312,540	163,694
North America [Member]
Segment Reporting [Line Items]
Total revenue	1,367,573	1,746,478
Rest of World [Member]
Segment Reporting [Line Items]
Total revenue	$ 257,439	$ 68,157